Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	Cash and Cash Equivalents
(1)Cash and cash equivalents as of December 31, 2023 and 2022 consist of the follows:

	December 31, 2023		December 31, 2022
	(In millions of Korean won)
Deposits in banks	184,082		169,877
Total	₩	184,082	₩	169,877
(2)The Group does not have any restricted cash and cash equivalents as of December 31, 2023 and 2022.